UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4980

TCW Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                   Report to Stockholders.

TCW Strategic
Income Fund, Inc.

Directors and Officers

Samuel P. Bell

Director

Richard W. Call

Director

David S. DeVito

Director, Treasurer and Chief Financial Officer

Matthew K. Fong

Director

Ronald R. Redell

President and Chief Executive Officer

Jeffrey E. Gundlach

Senior Vice President and Portfolio Manager

Thomas D. Lyon

Senior Vice President

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

John A. Gavin

Director

Patrick C. Haden

Chairman

Charles A. Parker

Director

Philip K. Holl

Secretary and Associate General Counsel

Michael E. Cahill

Senior Vice President, General Counsel and Assistant Secretary

Peter A. Brown

Senior Vice President

George N. Winn

Assistant Treasurer

Shareholder Information

Investment Adviser

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017

Transfer Agent, Dividend Reinvestment and Disbursing Agent and Registrar

BNY Mellon Shareowner Services
P.O. Box #358035
Pittsburgh, Pennsylvania 15252

Custodian

State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

Legal Counsel

Dechert LLP
1775 Eye Street N.W.
Washington, D.C. 20006

TCW Strategic
Income Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2008

(THIS PAGE INTENTIONALLY LEFT BLANK)

TCW Strategic Income Fund, Inc.

THE PRESIDENT'S LETTER

Dear Shareholder:

We are pleased to present the 2008 semi-annual report of the TCW Strategic Income Fund, Inc. ("TSI" or "the Fund"). TSI is a multi-asset class closed-end fund managed by TCW Investment Management Company. The Fund's current distribution policy is to pay at least 7% annually based on previous year-end net asset value ("NAV"). During the first half of 2008, two quarterly dividends of $0.075 per share were paid out. The dividends were paid entirely from income earned by the Fund through June 30th. The overall return of the Fund's NAV during the first half of 2008 was 0.4% (with dividends invested). The NAV discount to market price narrowed from 14.1% at the end of the 2007 to 11.8% at June 2008. The custom index for the Fund, a blend of equity and fixed income indices, was down 2.2% during the first six months of 2008.

TSI's underlying asset allocation includes a mix of fixed income and equity securities. While most of these asset classes did not make positive contributions to the performance of the Fund NAV during the first half of 2008, the largest allocation of the Fund, to Mortgage-Backed Securities ("MBS"), had strong performance, offsetting losses in other areas. However, negative absolute equity performance and the impact of the continuing credit crisis had an impact on the Fund performance. In particular, prices for Collateralized Debt Obligation ("CDO") and Asset-Backed Security ("ABS") holdings in the Fund were marked down significantly as these markets continued to experience delinquencies in underlying collateral pools and rating downgrades. Market liquidity for these types of securities continues to be weak with distressed pricing.

The following table summarizes the performance of the seven principal market sectors included in the Fund during the first six months of 2008:

Sector	Market Value	Fund Allocation	Sector Return (Gross of Fees)
Mortgage- Backed Securities	$176.7	71.5%	11.5%
Convertible Securities	21.0	8.5	-4.8%
Collateralized Debt Obligations	17.1	7.0	-17.6%
High Yield Debt	18.1	7.3	-2.4%
Common Stocks	7.7	3.1	-16.4%
Preferred Stocks	4.7	1.9	-4.2%
Asset-Backed Securities	1.8	0.7	-56.6%
	$247.1	100.0%

The above portfolio composition was the result of the following allocation decisions:

• Since the Fund's exposure to the ABS sector was very low during the period due to previous period writedowns, the negative performance reported by this allocation had only a small impact on the overall Fund NAV performance.

• The Fund's CDO allocation is now essentially all in the form of Collateralized Loan Obligations ("CLO") with exposure to collateral composed of bank and commercial real estate loans. These securities have also been repriced lower during the quarter with negative performance. Two CLO positions were sold at a price close to the then current mark-to-market values. The investment team is looking for other opportunities to reduce exposure at reasonable values.

• The Fund's exposure to High Yield via synthetic exposure to the CDX index was trimmed in half

TCW Strategic Income Fund, Inc.

THE PRESIDENT'S LETTER (CONT'D)

during the first half of 2008 with the proceeds reinvested in MBS, an operation that added value.

• The Fund has a small allocation to equities which underperformed the S&P 500 Index and was negative in absolute terms. The exposure to equities was strategically reduced more than one year ago.

• The Fund's exposure to MBS has increased from approximately 50% to an over 70% allocation due to relative market action and strategic and tactical moves funded by trimming other asset classes and deploying Fund leverage. This reallocation added value during the first half of 2008 as the MBS component of the Fund had positive performance and exceeded the Lehman Aggregate Index by a wide margin. This allocation is composed of MBS with high credit ratings, including those backed by mortgages securitized by Government Sponsored Enterprises ("GSEs") as well as through private channel issuance. Some securities have characteristics that differ from traditional passthrough MBS, including their liquidity and sensitivity to rate changes. These securities include inverse floaters and interest-only securities. The non-GSE-backed MBS securities have greater exposure to credit risk, although we have purchased these with a view to capturing the opportunities from pricing pressures they currently are experiencing, relative to our assessment of their default risks. Currently, the MBS tranche has minimal underlying exposure to lower-rated real estate borrowers (FICO score less than 650) and carries a minimum individual security rating of A and an average rating of AAA/Agency.

• The Fund started the year with $4.5 million in leverage and had $48.2 million at the end of June 2008.

We are comfortable with how these decisions have positioned the Fund portfolio during the first half of 2008. The strong performance of MBS since the increased allocation to that sector has been very favorable for the Fund year to date. We also would note that TSI has the discretion to use borrowed funds at a cost of 75 basis points over the Fed Funds rate to leverage the portfolio. During the first half of the year, the Fund continued to increase leverage to invest primarily in MBS. The Fund as of today is benefiting from positive cash-flow carry on those positions.

There has been a change to the TSI Board of Directors and executive management. I was appointed as President and Chief Executive Officer, replacing Mr. William C. Sonneborn, who announced his departure from TCW this month. I personally would like to thank Mr. Sonneborn for his extraordinary service and dedication to the Fund.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support.

Sincerely,

Ronald R. Redell
President and Chief Executive Officer

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED)

Principal Amount		Value
	Fixed Income Securities
	Asset Backed Securities (0.9% of Net Assets)
	Banking (0.9%)
$2,500,000	Ameriquest Mortgage Securities, Inc., (06-R2-M10), 4.983%, due 04/25/36 (1)(2)	$75,000
2,661,000	Argent Securities, Inc., (06-W3-M10), (144A), 4.983%, due 04/25/36 (Cost $2,242,385, Acquired 03/15/2006) (1)(2)(3)(4)	46,567
2,000,000	Argent Securities, Inc., (06-W4-M10), 4.983%, due 05/25/36 (1)(2)	40,000
2,000,000	Carrington Mortgage Loan Trust, (06-FRE2-M10), (144A), 4.483%, due 10/25/36 (Cost $1,762,231, Acquired 10/05/2006) (1)(2)(3)(4)	40,000
2,000,000	Carrington Mortgage Loan Trust, (06-NC1-M10), (144A), 5.483%, due 01/25/36 (Cost $1,882,813, Acquired 05/19/2006) (1)(2)(3)(4)	120,000
1,500,000	Countrywide Asset-Backed Certificates, (06-26-B), (144A), 4.233%, due 06/25/37 (Cost $1,229,772, Acquired 12/19/2006) (1)(2)(3)(4)	90,000
2,000,000	Countrywide Asset-Backed Certificates, (07-6-M8), 4.483%, due 09/25/37 (1)(2)	120,000

Principal Amount		Value
$2,000,000	Countrywide Asset-Backed Certificates, (06-5-B), 4.883%, due 08/25/36 (1)(2)	$120,000
2,000,000	Countrywide Asset-Backed Certificates, (06-6-B), (144A), 5.483%, due 09/25/36 (Cost $1,721,620, Acquired 03/20/2006) (1)(2)(3)(4)	120,000
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF5-M10), (144A), 4.483%, due 04/25/36 (Cost $1,800,266, Acquired 04/28/2006) (1)(2)(3)(4)	60,000
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF7-M10), (144A), 4.483%, due 05/25/36 (Cost $1,809,382, Acquired 05/19/2006) (1)(2)(3)(4)	40,000
1,993,000	First Franklin Mortgage Loan Asset-Backed Certificates, (06-FF17-B), (144A), 4.983%, due 12/25/36 (Cost $1,802,408, Acquired 11/15/2006) (1)(2)(3)(4)	77,741
2,000,000	Fremont Home Loan Trust, (06-2-M9), 4.883%, due 02/25/36 (1)(2)	100,000
2,000,000	HSI Asset Securitization Corp. Trust, (06-OPT3-M9), 4.483%, due 02/25/36 (1)(2)	120,000

(1)  Illiquid security.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,740,000	HSI Asset Securitization Corp. Trust, (07-HE2-M8), 4.983%, due 04/25/37 (1)(2)	$139,200
2,000,000	JP Morgan Mortgage Acquisition Corp., (06-NC1-M10), (144A), 4.983%, due 04/25/36 (Cost $1,778,268, Acquired 04/05/2006) (1)(2)(3)(4)	45,000
1,000,000	Saxon Asset Securities Trust, (07-1-B2), 4.733%, due 02/25/37 (1)(2)	60,000
2,000,000	Saxon Asset Securities Trust, (06-2-B4), 4.983%, due 09/25/36 (1)(2)	40,000
2,000,000	Securitized Asset-Backed Receivables LLC Trust, (07-BR1-B2), 4.733%, due 02/25/37 (1)(2)	40,000
2,000,000	Soundview Home Equity Loan Trust, (06-OPT2-M9), (144A), 4.983%, due 05/25/36 (Cost $1,745,625, Acquired 03/14/2006) (1)(2)(3)(4)	60,000
2,000,000	Soundview Home Equity Loan Trust, (06-OPT3-M9), (144A), 4.983%, due 06/25/36 (Cost $1,811,875, Acquired 04/13/2006) (1)(2)(3)(4)	80,000

Principal Amount			Value
$2,000,000		Structured Asset Securities Corp., (06-WF1-M9), 4.483%, due 02/25/36 (1)(2)	$40,000
2,000,000		Structured Asset Securities Corp., (06-NC1-B1), (144A), 4.983%, due 05/25/36 (Cost $1,760,000, Acquired 09/29/2006) (1)(2)(3)(4)	59,946
2,700,000		Structured Asset Securities Corp., (07-EQ1-M9), 4.983%, due 03/25/37 (1)(2)	54,000
		Total Banking	1,787,454
		Total Asset Backed Securities (Cost: $42,961,982)	1,787,454
		Collateralized Debt Obligations (8.7%)
		Banking (0.2%)
1,000,000		FM Leveraged Capital Fund, (06-2A-E), (144A), 6.469%, due 11/15/20 (Cost $1,000,000, Acquired 10/31/2006) (1)(2)(3)(4)	436,462
		Diversified Financial Services-Multi-Sector Holdings (0.0%)
1,500	(6)	Mantoloking CDO, Ltd., (144A), 0%, due 09/28/46 (Cost $1,417,500, Acquired 11/21/2006) (1)(2)(3)(4)(5)	—

(1)  Illiquid security.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(5)  As of June 30, 2008, security is not accruing interest.

(6)  Represents number of preferred shares.

CDO – Collateralized Debt Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount			Value
$469,726		Mantoloking CDO, Ltd., (06-1A-E), (144A), 0%, due 08/28/46 (Cost $469,726, Acquired 11/21/2006) (1)(2)(3)(4)(5)	$—
		Total Diversified Financial Services-Multi-Sector Holdings	—
		Diversified Financial Services-Specialized Finance (8.5%)
1,500	(6)	ACA CLO, Ltd., (06-2), (144A), 12%, due 01/09/21 (Cost $1,395,000, Acquired 11/28/2006) (1)(2)(3)(4)	649,007
4,000,000		ARES CLO, (06-5RA), (144A), 8.451%, due 02/24/18 (Cost $3,840,000, Acquired 03/08/2006) (1)(3)(4)	2,131,646
2,000,000		Avenue CLO, Ltd., (07-6A), (144A), 9.5%, due 07/17/19 (Cost $1,840,000, Acquired 04/24/2007) (1)(3)(4)	1,027,008
1,000	(6)	Centurion CDO VII, Ltd., (144A), 13.25%, due 01/30/16 (Cost $760,000, Acquired 11/01/2006) (1)(2)(3)(4)	438,507

Principal Amount		Value
$2,000,000	Clydesdale CLO, Ltd., (06-1A), (144A), 9%, due 12/19/18 (Cost $1,860,000, Acquired 01/16/2007) (1)(3)(4)(7)	$1,181,225
1,000,000	CW Capital Cobalt, (06-2A-K), (144A), 6.413%, due 04/26/50 (Cost $1,000,000, Acquired 04/12/2006) (1)(2)(3)(4)	224,557
1,000,000	CW Capital Cobalt II, (06-2A-PS), (144A), 7.25%, due 04/26/50 (Cost $940,000, Acquired 04/12/2006) (1)(2)(3)(4)	345,785
1,771,501	De Meer Middle Market CLO, Ltd., (06-1A), (144A), 8.5%, due 10/20/18 (Cost $1,734,261, Acquired 08/03/2006) (1)(3)(4)	1,030,307
857,103	De Meer Middle Market CLO, Ltd., (06-1A-E), (144A), 6.908%, due 10/20/18 (Cost $918,497, Acquired 08/03/2006) (1)(2)(3)(4)	560,255
2,000,000	Duane Street CLO, (06-3-A), (144A), 10%, due 01/11/21 (Cost $1,860,000, Acquired 11/15/2006) (1)(3)(4)	905,182

(1)  Illiquid security.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(5)  As of June 30, 2008, security is not accruing interest.

(6)  Represents number of preferred shares.

(7)  Fair valued security (Note 1).

CDO – Collateralized Debt Obligation.

CLO – Collateralized Loan Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount			Value
$2,000	(6)	FM Leveraged Capital Fund II, (06-1A-PS), (144A), 9.25%, due 11/20/20 (Cost $1,860,000, Acquired 10/31/2006) (1)(2)(3)(4)	$855,316
2,000,000		Galaxy CLO, Ltd., (06-6I), 7.22%, due 06/13/18 (1)	897,370
2,000,000		Galaxy CLO, Ltd., (06-7A), (144A), 8.387%, due 10/13/18 (Cost $1,900,000, Acquired 08/04/2006) (1)(3)(4)	1,068,144
2,000,000		LCM CDO, LP, (5I), 11.25%, due 03/21/19 (1)	929,234
3,500,000		Octagon Investment Partners X, Ltd., (06-10A), (144A), 10%, due 10/18/20 (Cost $3,325,000, Acquired 08/10/2006) (1)(3)(4)	2,055,507
3,000,000		Prospect Park CDO, Ltd., (06-1I), 13%, due 07/15/20 (1)	1,430,513
1,750,000	(6)	Vertical CDO, Ltd., (06-1), (144A), 5%, due 04/22/46 (Cost $1,697,500, Acquired 05/16/2006) (1)(2)(3)(4)(7)	542,130
1,000,000	(6)	Whitehorse III, Ltd., (144A), 9%, due 05/01/18 (Cost $900,000, Acquired 02/22/2007) (1)(2)(3)(4)	426,685
		Total Diversified Financial Services-Specialized Finance	16,698,378

Principal Amount			Value
		Thrifts & Mortgage Finance (0.0%)
$10,000		Bering CDO, Ltd., (06-1A), (144A), 0%, due 09/07/46 (Cost $870,000, Acquired 08/03/2006) (1)(2)(3)(4)(5)	$—
1,072,709		Bering CDO, Ltd., (06-1A-C), (144A), 0%, due 09/07/46 (Cost $1,000,000, Acquired 08/03/2006) (1)(2)(3)(4)(5)	—
2,000,000		Fortius Funding, Ltd., (06-2-A), (144A), 0%, due 02/03/42 (Cost $1,900,000, Acquired 11/03/2006) (1)(3)(4)(5)	200
964,422		Fortius Funding, Ltd., (06-2-AE), (144A), 0%, due 02/03/42 (Cost $911,295, Acquired 11/06/2006) (1)(2)(3)(4)(5)	96
1,000	(6)	Fortius I Funding, Ltd., (144A), 0%, due 07/12/41 (Cost $970,000, Acquired 03/13/2006) (1)(2)(3)(4)(5)	100
1,044,706		GSC ABS CDO, Ltd., (06-3GA-D), (144A), 0%, due 06/02/42 (Cost $985,103, Acquired 12/07/2006) (1)(2)(3)(4)(5)	105
1,662,472		Hudson Mezzanine Funding, (06-1-AE), (144A), 0%, due 04/12/42 (Cost $1,500,000, Acquired 10/25/2006) (1)(2)(3)(4)(5)	166

(1)  Illiquid security.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(5)  As of June 30, 2008, security is not accruing interest.

(6)  Represents number of preferred shares.

(7)  Fair valued security (Note 1).

CDO – Collateralized Debt Obligation.

CLO – Collateralized Loan Obligation.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,500,000	Hudson Mezzanine Funding, (06-1A-INC), (144A), 0%, due 04/12/42 (Cost $1,395,000, Acquired 10/25/2006) (1)(3)(4)(5)	$150
2,000,000	Vertical CDO, Ltd., (06-2A), (144A), 0%, due 05/09/46 (Cost $1,860,000, Acquired 05/19/2006) (1)(3)(4)(5)	—
2,121,650	Vertical CDO, Ltd., (06-2A-C), (144A), 0%, due 05/09/46 (Cost $1,957,519, Acquired 05/19/2006) (1)(2)(3)(4)(5)	—
	Total Thrifts & Mortgage Finance	817
	Total Collateralized Debt Obligations (Cost: $21,790,590)	17,135,657
	Collateralized Mortgage Obligations (89.6%)
	Private Mortgage-Backed Securities (34.4%)
5,250,000	Adjustable Rate Mortgage Trust, (05-11-2A3), 5.332%, due 02/25/36 (2)	3,295,063
3,323,848	Adjustable Rate Mortgage Trust, (05-4-6A22), 5.297%, due 08/25/35 (2)	1,923,040
4,789,799	American Home Mortgage Assets, (05-2-2A1A), 6.139%, due 01/25/36 (2)	3,955,093

Principal Amount		Value
$4,114,100	Banc of America Funding Corp., (07-6-A2), 2.763%, due 07/25/37 (2)	$3,131,765
4,000,000	Countrywide Alternative Loan Trust, (07-12T1-A5), 6%, due 06/25/37	2,867,815
3,000,000	Countrywide Alternative Loan Trust, (07-19-1A4), 6%, due 08/25/37	2,314,485
2,828,272	Countrywide Alternative Loan Trust, (07-9T1-2A3), 6%, due 05/25/37	2,226,732
2,434,099	Countrywide Home Loans, (04-HYB4-B1), 4.595%, due 09/20/34 (2)	2,141,559
223,222,339	Countrywide Home Loans, (06-14-X), 0.344%, due 09/25/36 (I/O) (2)	2,427,349
262,351,116	Countrywide Home Loans, (06-15-X), 0.388%, due 10/25/36 (I/O) (2)	2,435,353
3,900,000	Countrywide Home Loans, (07-J2-2A6), 6%, due 07/25/37	2,667,851
3,958,801	Credit Suisse First Boston Mortgage Securities Corp., (05-12-1A1), 6.5%, due 01/25/36	3,345,310
38,794,489	Credit Suisse Mortgage Capital Certificates, (06-9-7A2), 4.07%, due 11/25/36 (I/O) (I/F) (2)	2,608,424

(1)  Illiquid security.

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(5)  As of June 30, 2008, security is not accruing interest.

CDO – Collateralized Debt Obligation.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O – Interest Only Security.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
$2,506,359	Credit Suisse Mortgage Capital Certificates, (07-5-DB1), 7.107%, due 07/25/37 (2)	$187,977
6,468,821	GSR Mortgage Loan Trust, (03-7F-1A4), 5.25%, due 06/25/33	4,873,180
1,080,924	GSR Mortgage Loan Trust, (04-3F-2A10), 11.048%, due 02/25/34 (I/F) (2)	977,264
3,910,982	GSR Mortgage Loan Trust, (06-1F-1A5), 16.871%, due 02/25/36 (I/F) (TAC) (2)	3,545,345
4,527,659	JP Morgan Alternative Loan Trust, (07-A1-2A1), 5.94%, due 03/25/37 (2)	3,551,678
2,500,000	Novastar Home Equity Loan, (04-2-M4), 3.683%, due 09/25/34 (2)	1,391,500
2,450,655	Residential Accredit Loans, Inc., (05-QA7-M1), 5.438%, due 07/25/35 (2)	1,857,642
2,779,000	Residential Asset Securitization Trust, (05-A8CB-A3), 5.5%, due 07/25/35	1,953,806
13,345,334	Residential Asset Securitization Trust, (07-A5-AX), 6%, due 05/25/37 (I/O)	2,243,684
299,996,010	Residential Funding Mortgage Securities, (06-S9-AV), 0.296%, due 09/25/36 (I/O) (2)	2,304,479
3,179,881	Structured Adjustable Rate Mortgage Loan Trust, (05-20-1A1), 5.849%, due 10/25/35 (2)	2,174,342

Principal Amount		Value
$3,692,287	Structured Adjustable Rate Mortgage Loan Trust, (05-23-3A1), 6.147%, due 01/25/36 (2)	$3,030,841
2,849,534	Structured Adjustable Rate Mortgage Loan Trust, (06-3-4A), 6%, due 04/25/36	2,422,735
2,349,361	Terwin Mortgage Trust, (06-17HE-A2A), (144A), 2.563%, due 01/25/38 (2)(3)	1,973,463
	Total Private Mortgage-Backed Securities	67,827,775
	U.S. Government Agency Obligations (55.2%)
3,258,000	Federal Home Loan Mortgage Corp., (2684-SN), 15.894%, due 10/15/33 (I/F) (2)	3,280,905
5,688,598	Federal Home Loan Mortgage Corp., (2691-CO), 0%, due 10/15/33 (P/O)	3,804,584
1,670,011	Federal Home Loan Mortgage Corp., (2727-AS), 5.368%, due 07/15/32 (I/F) (2)	1,300,178
3,278,006	Federal Home Loan Mortgage Corp., (2857-OM), 0%, due 09/15/34 (P/O)	1,881,215
1,950,546	Federal Home Loan Mortgage Corp., (2870-EO), 0%, due 10/15/34 (P/O)	1,295,533
3,359,107	Federal Home Loan Mortgage Corp., (2937-SW), 12.429%, due 02/15/35 (I/F) (TAC) (2)	3,758,566

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O – Interest Only Security.

P/O – Principal Only Security.

TAC – Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
$832,360	Federal Home Loan Mortgage Corp., (2950-GS), 9.894%, due 03/15/35 (I/F) (2)	$586,655
3,144,097	Federal Home Loan Mortgage Corp., (2951-NS), 9.894%, due 03/15/35 (I/F) (2)	2,243,515
1,549,215	Federal Home Loan Mortgage Corp., (2962-GT), 16%, due 04/15/35 (I/F) (TAC) (2)	1,577,059
987,732	Federal Home Loan Mortgage Corp., (2990-JK), 12.117%, due 03/15/35 (I/F) (2)	799,137
3,352,076	Federal Home Loan Mortgage Corp., (3000-SR), 11.929%, due 03/15/35 (I/F) (TAC) (2)	2,908,268
2,242,315	Federal Home Loan Mortgage Corp., (3014-SJ), 6.892%, due 08/15/35 (I/F) (2)	1,703,140
1,607,354	Federal Home Loan Mortgage Corp., (3019-SQ), 17.144%, due 06/15/35 (I/F) (2)	1,648,988
2,274,006	Federal Home Loan Mortgage Corp., (3035-TP), 6.5%, due 12/15/33 (I/F) (2)	2,209,072
2,041,582	Federal Home Loan Mortgage Corp., (3062-HO), 0%, due 11/15/35 (P/O)	1,301,108
2,426,609	Federal Home Loan Mortgage Corp., (3063-JS), 15.448%, due 11/15/35 (I/F) (2)	1,991,984
1,563,670	Federal Home Loan Mortgage Corp., (3074-LO), 0%, due 11/15/35 (P/O)	889,506
462,072	Federal Home Loan Mortgage Corp., (3076-ZQ), 5.5%, due 11/15/35 (PAC)	432,935

Principal Amount		Value
$2,599,407	Federal Home Loan Mortgage Corp., (3077-ZW), 4.5%, due 08/15/35	$2,237,815
1,825,442	Federal Home Loan Mortgage Corp., (3081-PO), 0%, due 07/15/33 (P/O)	1,309,332
2,227,960	Federal Home Loan Mortgage Corp., (3092-CS), 12.851%, due 12/15/35 (I/F) (TAC) (2)	2,361,920
2,319,645	Federal Home Loan Mortgage Corp., (3092-LO), 0%, due 12/15/35 (P/O) (TAC)	1,945,428
2,819,318	Federal Home Loan Mortgage Corp., (3092-OL), 0%, due 12/15/35 (P/O)	1,952,618
2,717,481	Federal Home Loan Mortgage Corp., (3128-OJ), 0%, due 03/15/36 (P/O)	2,368,803
2,047,694	Federal Home Loan Mortgage Corp., (3146-SB), 14.589%, due 04/15/36 (I/F) (2)	2,187,494
1,260,477	Federal Home Loan Mortgage Corp., (3153-NK), 14.515%, due 05/15/36 (I/F) (2)	1,157,006
2,035,446	Federal Home Loan Mortgage Corp., (3161-SA), 14.405%, due 05/15/36 (I/F) (2)	2,164,851
3,329,250	Federal Home Loan Mortgage Corp., (3171-GO), 0%, due 06/15/36 (P/O) (PAC)	2,952,190
6,035,362	Federal Home Loan Mortgage Corp., (3171-OJ), 0%, due 06/15/36 (P/O)	3,379,555
3,404,911	Federal Home Loan Mortgage Corp., (3185-SA), 6.712%, due 07/15/36 (I/F) (2)	3,173,768

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC – Planned Amortization Class.

P/O – Principal Only Security.

TAC – Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
$1,459,373	Federal Home Loan Mortgage Corp., (3186-SB), 13.672%, due 07/15/36 (I/F) (2)	$1,269,728
5,070,072	Federal Home Loan Mortgage Corp., (3225-AO), 0%, due 10/15/36 (P/O)	3,347,507
2,432,699	Federal Home Loan Mortgage Corp., (3330-SB), 14.772%, due 06/15/37 (I/F) (TAC) (2)	2,523,273
3,347,497	Federal Home Loan Mortgage Corp., (3349-SD), 13.489%, due 07/15/37 (I/F) (2)	2,883,016
2,000,000	Federal Home Loan Mortgage Corp., (3457-PO), 0%, due 09/15/36 (P/O)	1,340,000
3,557,616	Federal National Mortgage Association, (05-1-GZ), 5%, due 02/25/35	3,330,221
3,704,674	Federal National Mortgage Association, (05-13-JS), 10.838%, due 03/25/35 (I/F) (2)	2,469,310
1,952,043	Federal National Mortgage Association, (05-44-TS), 11.558%, due 03/25/35 (I/F) (TAC) (2)	2,110,569
2,124,221	Federal National Mortgage Association, (05-62-BO), 0%, due 07/25/35 (P/O)	1,761,384
2,941,441	Federal National Mortgage Association, (05-69-HO), 0%, due 08/25/35 (P/O)	2,012,292
1,238,100	Federal National Mortgage Association, (05-87-ZQ), 4.5%, due 10/25/25	1,160,754
1,373,322	Federal National Mortgage Association, (05-92-DT), 6%, due 10/25/35 (I/F) (TAC)	1,379,246

Principal Amount		Value
$1,155,336	Federal National Mortgage Association, (06-14-SP), 15.511%, due 03/25/36 (I/F) (TAC) (2)	$1,196,684
1,439,292	Federal National Mortgage Association, (06-15-LO), 0%, due 03/25/36 (P/O)	1,003,071
2,399,509	Federal National Mortgage Association, (06-44-C), 0%, due 12/25/33 (P/O)	1,759,295
3,604,348	Federal National Mortgage Association, (06-45-SP), 14.108%, due 06/25/36 (I/F) (2)	3,693,730
1,897,401	Federal National Mortgage Association, (06-57-SA), 13.888%, due 06/25/36 (I/F) (2)	1,704,069
2,000,000	Federal National Mortgage Association, (06-67-DS), 14.377%, due 07/25/36 (I/F) (2)	1,738,352
2,353,080	Federal National Mortgage Association, (07-58-SL), 9.919%, due 06/25/36 (I/F) (2)	1,981,867
6,132,801	Government National Mortgage Association, (05-45-DK), 12.115%, due 06/16/35 (I/F) (2)	6,366,127
85,944,768	Government National Mortgage Association, (06-61-SA), 2.268%, due 11/20/36 (I/F) (I/O) (TAC) (2)	3,078,490
	Total U.S. Government Agency Obligations	108,912,113
	Total Collateralized Mortgage Obligations (Cost: $163,771,745)	176,739,888

(2)  Floating or variable rate security. The interest shown reflects the rate in effect at June 30, 2008.

I/F – Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

P/O – Principal Only Security.

TAC – Target Amortization Class.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
	Other Fixed Income (9.2%)
	Financial Services (9.2%)
$19,435,000	Dow Jones CDX, Series 10, (144A), 8.875%, due 06/29/13 (3)(8)	$18,050,256
	Total Other Fixed Income (Cost: $18,891,956)	18,050,256
	Total Fixed Income Securities (Cost: $247,416,273) (108.4%)	213,713,255
	Convertible Securities
	Convertible Corporate Bonds (4.3%)
	Banking (0.7%)
907,000	Euronet Worldwide, Inc., 3.5%, due 10/15/25 (9)	752,810
683,000	National City Corp., 4%, due 02/01/11	555,791
	Total Banking	1,308,601
	Electronics (0.9%)
736,000	Agere Systems, Inc., 6.5%, due 12/15/09	750,720
45,000	JA Solar Holdings Co., Ltd., 4.5%, due 05/15/13	39,881
751,000	LSI Logic Corp., 4%, due 05/15/10 (9)	733,164
339,000	Xilinx, Inc., (144A), 3.125%, due 03/15/37 (3)	322,050
	Total Electronics	1,845,815

Principal Amount		Value
	Healthcare Providers (0.5%)
$1,186,000	Omnicare, Inc., 3.25%, due 12/15/35	$900,064
	Media-Broadcasting & Publishing (0.1%)
319,000	Ciena Corp., 0.875%, due 06/15/17	257,592
	Medical Supplies (0.1%)
160,000	Integra LifeSciences Holdings Corp., (144A), 2.375%, due 06/01/12 (3)	146,600
160,000	Integra LifeSciences Holdings Corp., (144A), 2.75%, due 06/01/10 (3)	152,800
	Total Medical Supplies	299,400
	Oil & Gas (0.8%)
99,000	Hercules Offshore, Inc., (144A), 3.375%, due 06/01/38 (3)	102,440
443,000	Transocean, Inc., Class A, 1.625%, due 12/15/37	499,483
442,000	Transocean, Inc., Class B, 1.5%, due 12/15/37	501,670
442,000	Transocean, Inc., Class C, 1.5%, due 12/15/37	504,985
	Total Oil & Gas	1,608,578
	Pharmaceuticals (0.3%)
160,000	Sciele Pharma, Inc., 2.625%, due 05/15/27	146,600
357,000	United Therapeutics Corp., (144A), 0.5%, due 10/15/11 (3)	506,494
	Total Pharmaceuticals	653,094

(1)  Illiquid security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(8)  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

(9)  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Principal Amount		Value
	Real Estate (0.9%)
$1,517,000	Affordable Residential Communities, Inc., (144A), 7.5%, due 08/15/25 (Cost $1,516,330, Acquired 08/03/2005-05/12/2006) (1)(3)(4)	$1,522,689
180,000	ProLogis, 2.625%, due 05/15/38	164,250
	Total Real Estate	1,686,939
	Total Convertible Corporate Bonds (Cost: $9,021,480)	8,560,083
Number of Shares
	Convertible Preferred Stocks (6.3%)
	Airlines (0.6%)
17,850	Bristow Group, Inc. $2.75	1,089,743
	Automobiles (0.4%)
17,285	Ford Motor Co. Capital Trust II, $3.25 (9)	477,930
21,405	General Motors Corp., $1.3125	320,647
	Total Automobiles	798,577
	Commercial Services (0.2%)
10,940	United Rentals Trust I, $3.25	346,661
	Containers & Packaging (0.2%)
25,261	Smurfit-Stone Container Corp., $1.75	448,383

Number of Shares		Value
	Diversified Financial Services (1.4%)
852	Bank of America Corp., $72.50	$754,020
38,900	CIT Group, Inc., $1.9375	361,381
11,500	Credit Suisse, Inc. $1.9602	885,040
940	Lehman Brothers Holdings, Inc., $72.50	756,164
	Total Diversified Financial Services	2,756,605
	Electric Utilities (0.4%)
16,500	AES Corp., $3.375	800,250
	Financial Services (0.2%)
2,724	Vale Capital, Ltd., Series A, $2.75	184,381
1,612	Vale Capital, Ltd., Series B, $2.75 (9)	107,702
	Total Financial Services	292,083
	Insurance (0.6%)
13,105	Reinsurance Group of America, Inc., $2.875	752,620
41,687	XL Capital, Ltd., $1.75	373,516
	Total Insurance	1,126,136
	Media (0.3%)
800	Interpublic Group of Companies, Inc., (144A), $52.50 (3)	653,200
	Oil, Gas & Consumable Fuels (0.7%)
8,445	Chesapeake Energy Corp., $4.50	1,359,645
	Pharmaceuticals (0.1%)
330	Mylan, Inc., $65.00	290,248

(1)  Illiquid security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $38,147,786 or 19.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

(4)  Restricted Security (Note 7).

(9)  Security partially or fully lent (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Road & Rail (0.5%)
660	Kansas City Southern, $51.25	$1,047,915
	Thrifts & Mortgage Finance (0.1%)
384	Washington Mutual, Inc., $77.50 (9)	225,216
	Utilities (0.6%)
16,100	Entergy Corp., $2.125	1,137,062
	Total Convertible Preferred Stocks (Cost: $13,794,133)	12,371,724
	Total Convertible Securities (Cost: $22,815,613) (10.6%)	20,931,807
	Preferred Stock
	Thrifts & Mortgage Finance (2.4%)
100,000	Fannie Mae, $2.03125 (9)	2,295,000
100,000	Freddie Mac, $2.0938 (9)	2,445,000
	Total Thrifts & Mortgage Finance	4,740,000
	Total Preferred Stock (Cost: $5,130,000) (2.4%)	4,740,000
	Common Stock
	Aerospace & Defense (0.1%)
2,300	Honeywell International, Inc.	115,644
	Automobiles (0.0%)
7,350	General Motors Corp. (9)	84,525
	Biotechnology (0.2%)
5,300	Genentech, Inc. (10)	402,270
	Chemicals (0.1%)
6,200	Du Pont (E.I.) de Nemours & Co. (9)	265,918

Number of Shares		Value
	Commercial Banks (0.0%)
2,700	Wachovia Corp. (9)	$41,931
	Commercial Services & Supplies (0.1%)
1,700	Avery Dennison Corp. (9)	74,681
3,000	Waste Management, Inc. (9)	113,130
	Total Commercial Services & Supplies	187,811
	Computers & Peripherals (0.2%)
2,300	Hewlett-Packard Co.	101,683
2,000	International Business Machines Corp. (9)	237,060
	Total Computers & Peripherals	338,743
	Containers & Packaging (0.1%)
8,900	Packaging Corp. of America	191,439
	Diversified Consumer Services (0.0%)
2,100	H&R Block, Inc. (9)	44,940
	Diversified Financial Services (0.1%)
5,700	Citigroup, Inc.	95,532
5,300	JPMorgan Chase & Co. (9)	181,843
	Total Diversified Financial Services	277,375
	Diversified Telecommunication Services (0.3%)
5,500	AT&T, Inc.	185,295
3,468	BCE, Inc.	120,721
38,400	Qwest Communications International, Inc. (9)	150,912
7,837	Windstream Corp. (9)	96,709
	Total Diversified Telecommunication Services	553,637

(9)  Security partially or fully lent (Note 5).

(10)  Non-income producing security.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Electric Utilities (0.1%)
4,300	American Electric Power Co., Inc. (9)	$172,989
	Electronic Equipment & Instruments (0.1%)
4,000	Tyco Electronics, Ltd.	143,280
	Financial Services (0.1%)
6,500	Blackstone Group, LP (The) (9)	118,365
	Food & Staples Retailing (0.0%)
3,700	Whole Foods Market, Inc. (9)	87,653
	Food Products (0.2%)
7,300	Kraft Foods, Inc., Class A (9)	207,685
13,600	Sara Lee Corp.	166,600
	Total Food Products	374,285
	Health Care Equipment & Supplies (0.0%)
1,500	Covidien, Ltd.	71,835
	Health Care Providers & Services (0.1%)
2,700	Aetna, Inc.	109,431
23,740	Tenet Healthcare Corp. (9)(10)	131,994
	Total Health Care Providers & Services	241,425
	Health Care Technology (0.1%)
3,200	Cerner Corp. (9)(10)	144,576
	Household Durables (0.0%)
1,700	Sony Corp. (ADR) (9)	74,358
	Household Products (0.1%)
3,400	Kimberly-Clark Corp. (9)	203,252
	Industrial Conglomerates (0.2%)
7,400	General Electric Co.	197,506
3,100	Tyco International, Ltd. (9)	124,124
	Total Industrial Conglomerates	321,630

Number of Shares		Value
	Insurance (0.2%)
4,200	American International Group, Inc. (9)	$111,132
4,100	Travelers Cos., Inc. (The) (9)	177,940
2,800	XL Capital, Ltd., Class A (9)	57,568
	Total Insurance	346,640
	Leisure Equipment & Products (0.1%)
6,900	Mattel, Inc. (9)	118,128
	Media (0.1%)
4,350	Comcast Corp., Class A	82,520
9,600	Regal Entertainment Group, Class A (9)	146,688
	Total Media	229,208
	Metals & Mining (0.1%)
3,300	Alcoa, Inc. (9)	117,546
	Multi-Utilities (0.0%)
1,500	Ameren Corp. (9)	63,345
	Oil, Gas & Consumable Fuels (0.3%)
3,000	Chevron Corp.	297,390
3,300	ConocoPhillips	311,487
600	Valero Energy Corp.	24,708
	Total Oil, Gas & Consumable Fuels	633,585
	Paper & Forest Products (0.1%)
6,200	Louisiana-Pacific Corp. (9)	52,638
6,000	MeadWestvaco Corp. (9)	143,040
	Total Paper & Forest Products	195,678
	Pharmaceuticals (0.1%)
10,200	Pfizer, Inc.	178,194
4,400	Watson Pharmaceuticals, Inc. (9)(10)	119,548
	Total Pharmaceuticals	297,742

(9)  Security partially or fully lent (Note 5).

(10)  Non-income producing security.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Number of Shares		Value
	Real Estate Investment Trusts (REITs) (0.1%)
4,800	CapitalSource, Inc. (9)	$53,184
2,400	Hospitality Properties Trust (9)	58,704
	Total Real Estate Investment Trusts (REITs)	111,888
	Road & Rail (0.0%)
1	Kansas City Southern (10)	44
	Software (0.3%)
7,900	Salesforce.com, Inc. (9)(10)	539,017
	Specialty Retail (0.1%)
8,400	Gap, Inc. (The) (9)	140,028
3,300	Home Depot, Inc. (The)	77,286
	Total Specialty Retail	217,314
	Thrifts & Mortgage Finance (0.2%)
9,800	Fannie Mae (9)	191,198
7,200	New York Community Bancorp, Inc. (9)	128,448
	Total Thrifts & Mortgage Finance	319,646
	Wireless Telecommunication Services (0.0%)
10,600	Motorola, Inc.	77,804
	Total Common Stock (Cost: $9,016,079) (3.9%)	7,725,466
	Short-Term Investments
	Money Market Investments (4.5%)
8,832,624	State Street Navigator Securities Lending Trust, 2.66% (11)	8,832,624

Principal Amount		Value
	Other Short-Term Investments (0.1%)
$274,180	State Street Bank & Trust Co. Depository Reserve, 1%	$274,180
	Total Short-Term Investments (cost $9,106,804) (4.6%)	9,106,804
	TOTAL INVESTMENTS (Cost $293,484,769) (129.9%)	256,217,332
	LIABILITIES IN EXCESS OF OTHER ASSETS (-29.9%)	(58,978,098)
	NET ASSETS (100.0%)	$197,239,234

(9)  Security partially or fully lent (Note 5).

(10)  Non-income producing security.

(11)  Represents investment of security lending collateral (Note 5).

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

SCHEDULE OF INVESTMENTS—JUNE 30, 2008 (UNAUDITED) (CONT'D)

Industry	Percentage of Net Assets
U.S. Government Agency Obligations	55.2%
Private Mortgage-Backed Securities	34.4
Financial Services	9.5	(1)
Diversified Financial Services- Specialized Finance	8.5
Thrifts & Mortgage Finance	2.7
Banking	1.8
Diversified Financial Services	1.5
Oil, Gas & Consumable Fuels	1.0
Electronics	0.9
Real Estate	0.9
Oil & Gas	0.8
Insurance	0.8
Utilities	0.6
Airlines	0.6
Pharmaceuticals	0.5
Road & Rail	0.5
Electric Utilities	0.5
Healthcare Providers	0.5
Automobiles	0.4
Media	0.4
Containers & Packaging	0.3
Diversified Telecommunication Services	0.3
Software	0.3
Biotechnology	0.2
Food Products	0.2

Industry	Percentage of Net Assets
Commercial Services	0.2%
Computers & Peripherals	0.2
Industrial Conglomerates	0.2
Medical Supplies	0.1
Chemicals	0.1
Media - Broadcasting & Publishing	0.1
Health Care Providers & Services	0.1
Specialty Retail	0.1
Household Products	0.1
Paper & Forest Products	0.1
Commercial Services & Supplies	0.1
Health Care Technology	0.1
Electronic Equipment & Instruments	0.1
Leisure Equipment & Products	0.1
Metals & Mining	0.1
Aerospace & Defense	0.1
Real Estate Investment Trusts (REITs)	0.1
Food & Staples Retailing	0.0	*
Wireless Telecommunication Services	0.0	*
Household Durables	0.0	*
Health Care Equipment & Supplies	0.0	*
Multi-Utilities	0.0	*
Diversified Consumer Services	0.0	*
Commercial Banks	0.0	*
Short-Term Investments	4.6	*
Total	129.9%

  *  Value rounds to less than 0.1% of net assets.

  (1)  The percentage includes the Fund's investment in Dow Jones CDX, Series 10, a pass through index bond consisting of high yield credit default swaps, originally of 100 companies across more than 30 industries. For industry classification purposes, the Fund looks through the bond to the underlying companies.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—JUNE 30, 2008 (UNAUDITED)

Assets:
Investments, at Value (Cost: $293,484,769) (1)	$256,217,332
Receivable for Securities Sold	420,140
Interest and Dividends Receivable	1,904,186
Total Assets	258,541,658
Liabilities:
Payables for Borrowings	48,200,000
Payables Upon Return of Securities Loaned	8,832,624
Distributions Payable	3,570,748
Interest Payable on Borrowings	386,162
Accrued Other Expenses	154,607
Accrued Investment Advisory Fees	121,895
Payables for Securities Purchased	23,593
Accrued Directors' Fees and Expenses	11,927
Accrued Compliance Expense	868
Total Liabilities	61,302,424
Net Assets	$197,239,234
Net Assets consist of:
Common Stock, par value $0.01 per share (75,000,000 shares authorized, 47,609,979 shares issued and outstanding)	$476,100
Paid-in Capital	322,741,699
Accumulated Net Realized (Loss) on Investments	(88,223,693)
Distributions in Excess of Net Investment Income	(487,435)
Net Unrealized Depreciation on Investments	(37,267,437)
Net Assets	$197,239,234
Net Asset Value per Share	$4.14
Market Price Per Share	$3.65

(1)  The market value of securities lent at June 30, 2008 was $8,614,446.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF OPERATIONS—SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

Investment Income:
Interest (including net security lending income of $71,873)	$12,747,025
Dividends (net of foreign withholding of taxes of $439)	1,419,167
Total Investment Income	14,166,192
Expenses:
Investment Advisory Fees	735,485
Interest Expense	681,354
Legal Fees	46,048
Administration Fees	39,429
Directors' Fees and Expenses	38,239
Audit and Tax Service Fees	32,515
Transfer Agent Fees	28,901
Miscellaneous	21,497
Printing and Distribution Costs	21,370
Listing Fees	21,262
Accounting Fees	17,487
Custodian Fees	10,926
Proxy Expense	10,508
Compliance Expense	3,215
Insurance Expense	2,086
Net Expenses	1,710,322
Net Investment Income	12,455,870
Net Realized Loss and Change in Unrealized Appreciation on Investments:
Net Realized Loss on Investments	(13,137,258)
Change in Unrealized Depreciation on Investments	1,760,426
Net Realized Loss and Changes in Unrealized Depreciation on Investments	(11,376,832)
Increase in Net Assets from Operations	$1,079,038

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$12,455,870	$18,257,635
Net Realized Loss on Investments	(13,137,258)	(13,069,949)
Change in Unrealized Depreciation on Investments	1,760,426	(47,788,943)
Increase (Decrease) in Net Assets Resulting from Operations	1,079,038	(42,601,257)
Distributions to Shareholders:
From Net Investment Income	(7,141,499)	(20,615,125)
Total Decrease in Net Assets	(6,062,461)	(63,216,382)
Net Assets:
Beginning of Period	203,301,695	266,518,077
End of Period	$197,239,234	$203,301,695
Distributions in Excess of Net Investment Income	$(487,435)	$(5,801,806)

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

STATEMENT OF CASH FLOWS—SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

Cash Flows From Operating Activities:
Net Increase in Net Assets from Operations	$1,079,038
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used by Operating Activities:
Investments Purchased	(121,168,367)
Investments Sold	75,204,110
Net Decrease in Short-Term Investments	41,119,137
Net Amortization of Premium/(Discount)	(56,712)
Increase in Interest and Dividends Receivable	(284,460)
Decrease in Payable Upon Return of Securities Loaned	(41,016,092)
Decrease in Accrued Directors' Fees and Expenses	(27,573)
Decrease in Accrued Compliance Expense	(213)
Increase in Accrued Investment Advisory Fees	9,217
Increase in Interest Payable on Borrowings	295,441
Decrease in Other Accrued Expenses	(41,820)
Realized and Unrealized Gain on Investments	11,376,832
Net Cash Used by Operating Activities	(33,511,462)
Cash Flows Provided by Financing Activities:
Distributions to Shareholders	(10,188,538)
Increase in Borrowings	43,700,000
Net Cash Provided by Financing Activities	33,511,462
Net Change in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—
Supplemental Disclosure of Cash Flow Information:
Interest paid during the year	$385,913

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1—Significant Accounting Policies:

TCW Strategic Income Fund, Inc. (the "Fund") was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended and is traded on the New York Stock Exchange under the symbol TSI. The Fund commenced operations on March 5, 1987. The Fund's investment objective is to seek a total return comprised of current income and capital appreciation by investing in convertible securities, marketable equity securities, investment-grade debt securities, high-yield debt securities, options, securities issued or guaranteed by the United States Government, its agencies and instrumentalities ("U.S. Government Securities"), repurchase agreements, mortgage related securities, asset-backed securities, money market securities and other securities without limit believed by the Fund's investment advisor to be consistent with the Fund's investment objective. TCW Investment Management Company (the "Advisor") is the Investment Advisor to the Fund and is registered under the Investment Advisors Act of 1940.

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices. Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value of the 61st day prior to maturity.

The Fund values asset-backed securities and collateralized debt obligations securities with valuations provided by dealers who make markets in such securities. The Schedule of Investments includes investments with a value of $18,923,111 or 9.6% of net assets whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the realizable values had a liquid market existed for these investments, and the differences could be material.

The Fund invests a portion of its assets in below-investment grade debt securities, including asset-backed securities and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed-income securities, particularly securities with sub-prime exposure, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or mean prices are not reflective of a security's market value, are

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors. At June 30, 2008, two securities were fair valued at $1,723,355 or 0.9% of net assets.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$20,699,826
Level 2—Other Significant Observable Inputs	216,594,395
Level 3—Significant Unobservable Inputs	18,923,111
Total	$256,217,332

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/07	$33,493,021
Accrued discounts/premiums	14,137
Realized gain/(loss) and change in unrealized appreciation/depreciation	(13,381,816)
Net purchases (sales)	(1,202,231)
Net transfers in and/or out of Level 3	—
Balance, as of 6/30/2008	$18,923,111
Net change in unrealized appreciation/depreciation from investments still held as of 6/30/2008	$(8,088,429)

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

Security Transactions and Related Investment Income: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, while interest income is recorded on the accrual basis. Discounts, including original issue discounts, and premiums on securities purchased are amortized using a constant yield-to-maturity method. Realized gains and losses on investments are recorded on the basis of specific identified cost.

For certain lower credit quality securitized assets that have contractual cash flows (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities) but the cash flows have changed based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security.

Distributions: Distributions to shareholders are recorded on ex-dividend date. The Fund declares and pays, or reinvests, dividends quarterly based on the managed distribution plan adopted by the Fund's Board of Directors. Under the Plan, the Fund will distribute a cash dividend equal to 7% of the Fund's net asset value on an annualized basis. The distribution will be based on the Fund's net asset value from the previous calendar year-end. The source for the dividend comes from net investment income and net realized capital gains measured on a fiscal year basis. Any portion of the distribution that exceeds income and capital gains will be treated as a return of capital. Under certain conditions, federal tax regulations cause some or all of the return of capital to be taxed as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may be primarily due to differing treatments for market discount and premium, losses deferred due to wash sales and spillover distributions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in-capital and may affect net investment income per share.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.

Note 2—Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At June 30, 2008, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$19,977,972
Depreciated securities	(58,370,168)
Net unrealized appreciation	$(38,392,196)
Cost of securities for federal income tax purposes	$294,609,528

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended June 30, 2008, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Note 3—Investment Advisory and Service Fees:

As compensation for the services rendered, facilities provided, and expenses borne, the Advisor is paid a monthly fee by the Fund computed at the annual rate of 0.75% of the first $100 million of the Fund's average managed assets and 0.50% of the Fund's average managed assets in excess of $100 million.

In addition to the management fees, the Fund reimburses, with approval by the Fund's Board of Directors, a portion of the Advisor's costs associated in support of the Fund's Rule 38a-1 compliance obligations, which is included in the Statement of Operations.

Note 4—Purchases and Sales of Securities:

For the six months ended June 30, 2008, purchases and sales or maturities of investment securities (excluding short-term investments) aggregated $95,090,445 and $68,489,059, respectively, for non-U.S. Government Securities and aggregated $25,808,014 and $4,222,076, respectively, for U.S. Government Securities.

Note 5—Security Lending:

During the six months ended June 30, 2008, the Fund lent securities to brokers. The brokers provided cash as collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At June 30, 2008, the cash collateral received from borrowing brokers was $8,832,624, which was 102.53% of the value of loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments and is stated on the Statement of Operations.

Note 6—Directors' Fees:

Directors who are not affiliated with the Advisor received, as a group, fees and expenses of $38,239 from the Fund for the six months ended June 30, 2008. Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Advisor.

Note 7—Restricted Securities:

The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at June 30, 2008. However, certain 144A securities were deemed illiquid as of June 30, 2008 and therefore were considered restricted. Aggregate cost and fair value of such securities held at June 30, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as a Percentage of Fund's Net Assets
Total of Restricted Securities	$41,841,870	$16,664,973	8.4%

TCW Strategic Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

Note 8—Loan Outstanding:

The Fund is permitted to have bank borrowings for investment purposes. The Fund has entered into a line of credit agreement with The Bank of New York Mellon which permits the Fund to borrow up to $60 million at a rate, per annum, equal to the Federal Funds Rate plus 0.75%. The average daily loan balance during the period for which loans were outstanding amounted to $42,931,318, and the weighted average interest rate was 3.19%. Interest expense for the line of credit was $681,354 for the six months ended June 30, 2008. The maximum outstanding loan balance during the six months ended June 30, 2008 was $59,600,000. The outstanding loan balance at June 30, 2008 was $48,200,000.

Note 9—Indemnifications:

Under the Fund's organizational documents, its officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund has not accrued any liability in connection with such indemnification.

TCW Strategic Income Fund, Inc.

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value Per Share, Beginning of Period	$4.27		$5.60	$5.35	$5.78	$5.62	$4.63
Income from Operations:
Net Investment Income (1)	0.26		0.38	0.30	0.21	0.20	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)		(1.28)	0.33	(0.25)	0.19	1.00
Total from Investment Operations	0.02		(0.90)	0.63	(0.04)	0.39	1.20
Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.43)	(0.38)	(0.40)	(0.24)	(0.16)
Distributions from Paid-in-Capital	—		—	—	—	—	(0.06)
Total Distributions	(0.15)		(0.43)	(0.38)	(0.40)	(0.24)	(0.22)
Capital Activity:
Impact to Capital for Shares Issued	—		—	—	—	— (2)	—
Impact to Capital for Shares Repurchased	—		—	—	0.01	0.01	0.01
Total from Capital Activity	—		—	—	0.01	0.01	0.01
Net Asset Value Per Share, End of Period	$4.14		$4.27	$5.60	$5.35	$5.78	$5.62
Market Value Per Share, End of Period	$3.65		$3.67	$5.11	$4.69	$5.36	$4.98
Total Investment Return (3)	3.56	%(5)	(20.70)%	17.50%	(5.17)%	13.02%	25.14%
Net Asset Value Total Return (4)	0.43	%(5)	(16.54)%	12.16%	(0.36)%	7.23%	26.82%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$197,239		$203,302	$266,518	$254,924	$280,873	$278,361
Ratio of Expenses Before Interest Expense to Average Net Assets	1.01	%(6)	0.86%	1.00%	0.89%	0.90%	0.84%
Ratio of Interest Expense to Average Net Assets	0.67	%(6)	0.32%	0.55%	—%	—%	—%
Ratio of Total Expenses to Average Net Assets	1.68	%(6)	1.18%	1.55%	0.89%	0.90%	0.84%
Ratio of Net Investment Income to Average Net Assets	12.24	%(6)	7.60%	5.52%	3.73%	3.51%	3.89%
Portfolio Turnover Rate	29.74	%(5)	74.98%	174.33%	56.04%	91.35%	115.16%

(1)  Computed using average shares outstanding throughout the period.

(2)  Impact from reclassification of $114,359 from other accrued expenses to paid-in capital is less than $0.01. The Fund reclassified the amount in 2004 in that the estimated liabilities related to the Fund's last rights offering are no longer required.

(3)  Based on market price per share, adjusted for reinvestment of distributions.

(4)  Based on net asset value per share, adjusted for reinvestment of distributions.

(5)  For the six months ended June 30, 2008 and not indicative of a full year's results.

(6)  Annualized.

See accompanying Notes to Financial Statements.

TCW Strategic Income Fund, Inc.

Proxy Voting Guidelines

The policies and procedures that the Fund uses to determine how to vote proxies are available without charge. The Board of Directors of the Fund has delegated the Fund's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 1-(877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for a description of the Advisor's proxy voting guidelines, it will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Fund, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Fund's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 1-(877) 829-4768 to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Fund receives a request for the Fund's proxy voting record, it will send the information disclosed in the Fund's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request. The Fund also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 1-(877) 829-4768 to obtain a hard copy. You may also obtain the Fund's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it
(Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Corporate Governance Listing Standards

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on June 19, 2007.

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT

TCW Strategic Income Fund, Inc. (the "Fund") and TCW Investment Management Company (the "Advisor") are parties to an Investment Advisory and Management Agreement ("Advisory Agreement"), pursuant to which the Advisor is responsible for managing the investments of the Fund. At a meeting held on May 12, 2008, the Board of Directors of the Fund re-approved the Advisory Agreement. The full Board of Directors, including the Independent Directors, considered the sufficiency of the information provided to assist them in their review of the Advisory Agreement and made assessments with respect to the Advisory Agreement. The Advisor provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The Independent Directors requested information from the Advisor, reviewed the material and determined that the material received was sufficient to allow the Board to make a determination regarding the Advisory Agreement. Discussed below are the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

•  Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Advisor as the investment advisor to the Fund, particularly in light of the nature, extent, and quality of services provided by the Advisor. The Board evaluated the Advisor's experience in serving as manager of the Fund noting that the Advisor serves a variety of other investment advisory clients, including other pooled investment vehicles and registered investment companies. The Board considered the benefit to shareholders of a fund that is part of a larger organization that provides investment advisory services to mutual funds, separate accounts, commingled funds and collective trusts. The Board also considered the ability of the Advisor to provide an appropriate level of support and resources to the Fund and whether the Advisor has sufficiently qualified senior management and portfolio management personnel. The Board noted the background and experience of the Advisor's senior management and portfolio management personnel, and that the management expertise and amount of attention expected to be given to the Fund by the Advisor is substantial. The Board considered the Advisor's ability to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the Advisor's compliance program as well as the Advisor's compliance operations with respect to the Fund including the Advisor's participation in the SEC pilot examination program. In this regard, the Board noted the significant efforts of the Advisor's compliance staff in administering the Fund's compliance program and took into consideration the assessment by the Fund's Chief Compliance Officer. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by the Advisor under the Advisory Agreement.

•  Investment Performance. The Board was provided with a report prepared by an independent third party consultant (the "Report"), which provided a comparative analysis of the performance of the Fund to similar funds, including the short- and long-term performance of the Fund. The Board reviewed information

TCW Strategic Income Fund, Inc.

APPROVAL OF ADVISORY AND MANAGEMENT AGREEMENT (CONT'D)

in the Report regarding the performance and expense levels of the Fund as compared to other funds in its peer group and category, and considered the rankings given to the Fund in the Report. The Board noted that although the Fund underperformed in 2007, it met its income target. The Board also noted that the Advisor made personnel changes with respect to the Fund's management. The Board concluded that the Advisor should continue to provide investment management services to the Fund consistent with its objectives and strategy.

•  Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in materials prepared by the Advisor regarding the advisory fees charged under other investment advisory contracts with the Advisor and other investment advisers for other registered investment companies or other types of clients, as well as the total expenses of the Fund. The Board noted that the Advisor does not manage any separate accounts in a manner substantially similar to the current strategy of the Fund. The Board also noted that the management fee charged to the Fund was lower than the median management fee charged to funds in its category as presented in the Report and that the Fund's expenses were lower than the median expenses of the funds in the Fund's category. The Board also considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including the overall financial soundness of the Advisor. The Board reviewed profitability information provided by the Advisor. The Board recognized the difficulty in evaluating a manager's profitability with respect to the Fund in the context of a manager with multiple lines of business and noted that other profitability methodologies may be reasonable. Based on their evaluation of this information, the Board concluded that the contractual management fee of the Fund under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered.

•  Economies of Scale. The Board considered the potential of the Advisor to experience economies of scale as the Fund grows in size. The Board noted that the Fund currently has a relatively low asset size and that, as a closed-end fund, there is limited potential for the Fund to experience significant asset growth other than through capital appreciation and income production. The Board noted the Advisory Agreement has a fee breakpoint. On this basis, the Board concluded that the current fee structure reflected in the Advisory Agreement is appropriate.

•  Ancillary Benefits. The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the Advisor's relationship with the Fund, including commission practices (such as soft dollars) and compensation for certain compliance support services. The Board noted that, in addition to the fees the Advisor received under the Advisory Agreement, the Advisor could receive additional benefits from the Fund in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund are consistent with the services provided by the Advisor to the Fund.

After consideration of these factors, the Board (i) concluded that the compensation payable under the Advisory Agreement is fair and bears a reasonable relationship to the services rendered and that the renewal of the Agreement would be in the best interests of the Fund and its shareholders, and (ii) approved the renewal of the Advisory Agreement for an additional one year period subject to the terms of the Agreement.

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a vote of Security Holders. Not Applicable.

Item 11.	Controls and Procedures.

(a)          The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) EX-99.CERT – Section 302 Certifications (filed herewith). EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Strategic Income Fund, Inc.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell
Chief Executive Officer

Date	August 29, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	August 29, 2008